Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
4 Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
in EUR million	2022	2021
Trading assets	56,870	51,381
Non-trading derivatives	3,893	1,536
Designated at fair value through profit or loss	6,159	6,355
Mandatorily measured at fair value through profit or loss	46,844	42,684
	113,766	101,956
(Reverse) repurchase transactions
Financial assets at fair value through profit or loss includes securities lending and sales and repurchase transactions which were not derecognised, because ING Group continues to be exposed to substantially all risks and rewards of the transferred financial asset. For repurchase agreements the gross amount of assets must be considered together with the gross amount of related liabilities, which are presented separately on the statement of financial position since IFRS does not always allow netting of these positions in the statement of financial position.
ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:

Exposure to (reverse) repurchase agreements
in EUR million	2022	2021
Reverse repurchase transactions
Loans and advances to banks	19,395	3,403
Loans and advances to customers	1,306	71
Trading assets, loans and receivables	9,732	8,026
Loans and receivables mandatorily measured at fair value through profit or loss	43,153	39,823
	73,587	51,322
Repurchase transactions
Deposits from banks	3,809	4,138
Trading liabilities, funds on deposit	5,715	7,127
Funds entrusted designated and measured at fair value through profit or loss	43,131	34,608
	52,654	45,873
Securities purchased under agreements to resell (reverse repos), securities borrowings and similar agreements are not recognised in the consolidated statement of financial position. Based on the business model assessment and counterparty, the consideration paid to purchase securities is recognised as Loans and advances to customers, Loans and advances to banks, Other financial assets at FVPL or Trading assets.
Securities sold subject to repurchase agreements (repos), securities lending and similar agreements continue to be recognised in the consolidated statement of financial position. The counterparty liability is measured at FVPL (designated) and included in Other financial liabilities at FVPL if the asset is measured at FVPL. Otherwise, the counterparty liability is included in Deposits from banks, or Trading, as appropriate.
Reference is made to Note 42 'Transfer of financial assets, assets pledged and received as collateral' for information on transferred assets which were not derecognised.
Trading assets

Trading assets by type
in EUR million	2022	2021
Equity securities	11,737	17,566
Debt securities	4,189	5,319
Derivatives	30,841	19,764
Loans and receivables	10,103	8,733
	56,870	51,381
Trading assets include assets that are classified under IFRS as Trading, but are closely related to servicing the needs of the clients of ING Group. ING offers institutional clients, corporate clients, and governments, products that are traded on the financial markets. A significant part of the derivatives in the trading portfolio is related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting).
Reference is made to Note 14 'Financial liabilities at fair value through profit or loss' for information on trading liabilities.

Non-trading derivatives

Non-trading derivatives by type
in EUR million	2022	2021
Derivatives used in
- fair value hedges	836	365
- cash flow hedges	814	300
- hedges of net investments in foreign operations	119	18
Other non-trading derivatives	2,124	852
	3,893	1,536
Reference is made to Note 39 'Derivatives and hedge accounting' for information on derivatives designated in hedge accounting.
Other non-trading derivatives mainly includes interest rate swaps and foreign exchange currency swaps for which no hedge accounting is applied.
Designated at fair value through profit or loss

Designated at fair value through profit or loss by type
in EUR million	2022	2021
Debt securities	5,437	5,870
Loans and receivables	722	485
	6,159	6,355
‘Financial assets designated at fair value through profit or loss’ is partly economically hedged by credit derivatives. The hedges do not meet the criteria for hedge accounting and the loans and debt securities are recorded at fair value to avoid an accounting mismatch. The maximum credit exposure of the loans and receivables and debt securities included in ‘Financial assets designated at fair value through profit or loss’ approximates its carrying value and amounts to EUR 6,159 million (2021: EUR 6,355 million). The cumulative change in fair value of the loans and debt securities attributable to changes in credit risk is EUR 357 million (2021: EUR 101 million).
The notional value of the related credit derivatives is EUR 3,370 million (2021: EUR 2,640 million). The cumulative change in fair value of the credit derivatives attributable to changes in credit risk since the financial assets were first designated, amounts to EUR 3 million (2021: EUR -69 million) and the change for the current year is EUR 72 million (2021: EUR -53 million).
The changes in fair value attributable to changes in credit risk have been calculated by determining the changes in credit spread implicit in the fair value of loans and bonds issued by entities with similar credit characteristics.
Mandatorily at fair value through profit or loss

Mandatorily at fair value through profit or loss by type
in EUR million	2022	2021
Equity securities	203	161
Debt securities	821	787
Loans and receivables	45,820	41,735
	46,844	42,684
Equity securities are individually insignificant for ING Group. For debt securities total exposure reference is made to Note 6 'Securities at amortised cost'. Loans and receivables include mainly reverse repurchase agreements.